Shareholder's equity (Details)	12 Months Ended
	Jun. 30, 2022 Vote / shares shares	Jun. 30, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued	84,683,618	84,491,814
Number of votes per ordinary share | Vote / shares	1
Basic shares (post-split)
Disclosure of classes of share capital [line items]
Number of shares issued	70,190,687	70,190,687
IPO shares (post-split)
Disclosure of classes of share capital [line items]
Number of shares issued	14,233,823	14,233,823
Supervisory Board Award (Restricted Shares)
Disclosure of classes of share capital [line items]
Number of shares issued	45,657	15,384
Long-Term Incentive Plan (Restricted Share Units)
Disclosure of classes of share capital [line items]
Number of shares issued	20,720
Sign-On Award (Restricted Shares Units)
Disclosure of classes of share capital [line items]
Number of shares issued	6,269
Restoration Award (Phantom Shares) - Converted
Disclosure of classes of share capital [line items]
Number of shares issued	115,376	51,920
Alignment Award (Options) - Exercised
Disclosure of classes of share capital [line items]
Number of shares issued	71,086